Taxation - Analysis of Deferred Tax Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (203)	R (272)
Deferred tax liabilities	1,586	2,178
Net deferred tax liability	R 1,383	R 1,906
Parent Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	25.10%	27.40%	29.80%
Freegold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	7.00%	12.10%	11.40%
Randfontein
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	8.70%	5.10%	10.10%
Moab Khotsong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	14.70%	17.60%	17.30%
Mponeng
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	12.80%	11.30%
Avgold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	0.00%	0.00%	0.00%
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (1,183)	R (1,202)
Deferred tax asset to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,091)	(522)
Deferred tax asset to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(92)	(680)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,566	3,108
Deferred tax liability to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,192	2,713
Deferred tax liability to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	374	395
Unredeemed capital expenditure2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,863)	(3,540)
Unredeemed capital expenditure2 | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,521)	(3,157)
Unredeemed capital expenditure2 | Mponeng
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(125)	(146)
Temporary Differences Due To Impairments | Mining assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	(312)
Tax losses3
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,524)	(1,151)
Tax losses3 | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,417)	(1,089)
Tax losses3 | Randfontein
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Losses	(708)	(796)
Tax losses3 | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Losses	4,718	(3,629)
Tax losses3 | Avgold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Losses	R (1,761)	R (1,184)